SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments (Details) Rp in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 IDR (Rp) item	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Jan. 01, 2018 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2015 IDR (Rp)
Disclosure of initial application of standards or interpretations [line items]
Financial liabilities categorized as held for trading						Rp 0			Rp 0
Number of stages for recognition of expected credit losses | item		2	2
Period to trigger provision		12 months	12 months
Past due period for significant increased risk		30 days	30 days
Period to measure expected credit losses		12 months	12 months
Past due period for default		90 days	90 days
ASSETS
Cash and cash equivalents.		$ 1,212			Rp 29,767,000	17,435,000		$ 1,747	25,145,000	Rp 28,117,000
Other current financial assets.		91				1,314,000			2,173,000
Trade and other receivables		690				9,928,000			9,564,000
Contract assets		108				1,560,000
Contract costs		64				924,000
Other current assets		506				7,280,000			7,183,000
Long-term investments		185			1,847,000	2,662,000			2,148,000
Assets Recognised From Costs to Obtain or Fulfil Contracts With Customers, Non Current		22				320,000
Deferred tax assets		172				2,477,000			2,804,000
Other non-current assets.		672				9,654,000			12,270,000
LIABILITIES
Unearned income - current portion									5,427,000
Contract liabilities - current portion		365				5,252,000			5,427,000
Unearned income - non-current portion									524,000
Contract liabilities - non-current portion		45				652,000			524,000
Deferred tax liabilities		83				1,197,000			933,000
Long-term loans and other borrowings		2,347				33,743,000			27,974,000
EQUITY
Retained earnings		6,362				91,488,000			85,285,000
Other reserves		22				321,000			230,000
Non-controlling Interests		1,270				18,267,000			19,364,000
STATEMENT OF PROFIT OR LOSS
Revenue	Rp 130,788,000	9,095	Rp 130,788,000	Rp 128,256,000	116,333,000
Operation, maintenance and telecommunication service expenses	(43,893,000)	(3,052)	(43,893,000)	(36,603,000)	(31,263,000)
Marketing expenses	(4,001,000)	(278)	(4,001,000)	(5,268,000)	(4,132,000)
General and administrative expenses	(6,594,000)	(459)	(6,594,000)	(5,260,000)	(4,610,000)
Gain (loss) on foreign exchange - net	71,000	5	71,000	51,000	(52,000)
Other income	1,745,000	121	1,745,000	1,039,000	751,000
Other expenses	(680,000)	(47)	(680,000)	(1,320,000)	(2,469,000)
Finance costs	(3,523,000)	(245)	(3,523,000)	(2,769,000)	(2,810,000)
Income tax expense – net	(9,366,000)	(652)	(9,366,000)	(9,958,000)	(9,017,000)
OCI
Foreign currency translation	148,000	$ 10	Rp 148,000	24,000	(40,000)
Net gain on available-for-sale				Rp 20,000	Rp 0
Provision for impairment
ASSETS
Cash and cash equivalents.							Rp (4,000)
Trade and other receivables							(4,520,000)
Contract assets							(34,000)
Previous standards
ASSETS
Cash and cash equivalents.						17,439,000
Other current financial assets.						1,304,000
Trade and other receivables						12,141,000
Other current assets						7,982,000
Long-term investments						2,472,000
Deferred tax assets						2,504,000
Other non-current assets.						9,672,000
LIABILITIES
Unearned income - current portion						5,190,000
Unearned income - non-current portion						652,000
Deferred tax liabilities						1,252,000
Long-term loans and other borrowings						33,748,000
EQUITY
Retained earnings						91,396,000
Other reserves						304,000
Non-controlling Interests						18,338,000
STATEMENT OF PROFIT OR LOSS
Revenue	130,784,000
Operation, maintenance and telecommunication service expenses	(43,791,000)
Marketing expenses	(4,214,000)
General and administrative expenses	(6,137,000)
Gain (loss) on foreign exchange - net	68,000
Other income	1,752,000
Other expenses	(750,000)
Finance costs	(3,507,000)
Income tax expense – net	(9,426,000)
OCI
Foreign currency translation	146,000
Net gain on available-for-sale	(10,000)
Previous standards | Provision for impairment
ASSETS
Trade and other receivables									Rp (4,335,000)
IFRS 9 | Provision for impairment
ASSETS
Cash and cash equivalents.							(4,000)
Trade and other receivables							(185,000)
Contract assets							(34,000)
IFRS 9 & 15 adjustment
ASSETS
Cash and cash equivalents.						(4,000)	(4,000)
Other current financial assets.						10,000
Trade and other receivables						(2,213,000)	(1,507,000)
Contract assets						1,560,000	1,311,000
Contract costs						924,000	1,096,000
Other current assets						(702,000)	(666,000)
Long-term investments						190,000	69,000
Assets Recognised From Costs to Obtain or Fulfil Contracts With Customers, Non Current						320,000
Deferred tax assets						(27,000)	(82,000)
Other non-current assets.						(18,000)	27,000
LIABILITIES
Unearned income - current portion						(5,190,000)
Contract liabilities - current portion						5,252,000	68,000
Unearned income - non-current portion						(652,000)
Contract liabilities - non-current portion						652,000
Deferred tax liabilities						(55,000)	(82,000)
Long-term loans and other borrowings						(5,000)
EQUITY
Retained earnings						92,000	315,000
Other reserves						17,000	(27,000)
Non-controlling Interests						Rp (71,000)	Rp (30,000)
STATEMENT OF PROFIT OR LOSS
Revenue	4,000
Operation, maintenance and telecommunication service expenses	(102,000)
Marketing expenses	213,000
General and administrative expenses	(457,000)
Gain (loss) on foreign exchange - net	3,000
Other income	(7,000)
Other expenses	70,000
Finance costs	(16,000)
Income tax expense – net	60,000
OCI
Foreign currency translation	2,000
Net gain on available-for-sale	Rp 10,000